Intangible Assets (Details) - AUD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2021
Intangible Assets [Line Items]
Estimate term of useful life	16 years 6 months	17 years	20 years
Future cash flows budgets and forecasts term	5 years
Estimated additional term	4 years
Estimated total term	9 years
Growth rate	2.50%
Period of financial budgets approved by management	5 years
Average growth term	4 years
Percentage of growth rate	114.00%
Forecast revenue growth rates	175.00%
Percentage of long-term	29.00%
Forecasting capital expenditures on research and development (in Dollars)	$ 50,000
Forecast of supporting assets rate	5.00%
Percentage of amortisation	5.00%
Average useful life for intangibles	20 years
Percentage of revenue reduction	14.60%	19.30%
Revenue reduction compounded growth rate period	9 years	9 years
Percentage of EBITDA reduction rate	14.20%	11.80%
EBITDA reduction period	9 years	9 years
Discount rate	36.00%	33.80%
CY26 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates	219.00%
Forecast of salary and benefits rate	66.00%
Percentage of long-term	(15.00%)
CY28 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates	83.00%
Forecast of salary and benefits rate	32.00%
Percentage of long-term	28.00%
CY29 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates	30.00%
Forecast of salary and benefits rate	24.00%
Percentage of long-term	29.00%
FY24 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates
CY30 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates	20.00%
CY31 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates	10.00%
CY32 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates	5.00%
CY33 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates	3.00%
CY24 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates
CY25 [Member]
Intangible Assets [Line Items]
Forecast of salary and benefits rate	88.00%
Percentage of long-term	(98.00%)
CY27 [Member]
Intangible Assets [Line Items]
Forecast of salary and benefits rate	54.00%
Percentage of long-term	16.00%
Bottom of Range [Member]
Intangible Assets [Line Items]
Period of financial budgets approved by management	2 years
Pre-tax discount rate	22.00%
Oncosts forecast of salaries	18.00%
Average timeframe profitability term	2 years
Bottom of Range [Member] | CY25 [Member]
Intangible Assets [Line Items]
Forecast gross margin on exclusive sales rate	52.00%
Top of Range [Member]
Intangible Assets [Line Items]
Period of financial budgets approved by management	3 years
Pre-tax discount rate	24.00%
Oncosts forecast of salaries	19.00%
Average timeframe profitability term	3 years
Top of Range [Member] | CY29 [Member]
Intangible Assets [Line Items]
Forecast gross margin on exclusive sales rate	58.00%
Bottom of Range [Member]
Intangible Assets [Line Items]
Forecast period	4 years
Top of Range [Member]
Intangible Assets [Line Items]
Forecast period	9 years
Australia [Member]
Intangible Assets [Line Items]
Corporate tax rate	30.00%
Long term growth rate	2.50%
AUD [Member]
Intangible Assets [Line Items]
Exchange rate	1
USD [Member]
Intangible Assets [Line Items]
Exchange rate	0.66